Condensed Consolidated Balance Sheets (Current Period Unaudited) - USD ($) $ in Thousands	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 14,207		$ 7,350			$ 16,053
Prepaid expenses and other current assets	441		198			471
Total current assets	16,321		7,548			16,524
Current liabilities:
Accounts payable	3,130		936			3,181
Accrued expenses and other current liabilities	4,505		1,424			2,601
Total current liabilities	7,635		2,360			5,782
Stockholders’ equity:
Common stock	0		0			0
Additional paid-in capital	2,380		1,818			1,215
Accumulated deficit	(89,784)		(76,301)			(94,992)
Total stockholders’ equity	(87,404)	$ (80,828)	(74,483)	$ (95,171)	$ (92,493)	(93,777)	$ (66,686)
Total liabilities and stockholders’ equity	16,321		7,548			16,524
Pieris Pharmaceuticals, Inc. [Member]
Current assets:
Cash and cash equivalents	19,363		17,396			38,635
Short term investments	0		8,970			20,534
Accounts receivable	373		572			5,810
Receivable from public grants	0		3,141			4,771
Other receivables	506		2,326			462
Assets held for sale, property and equipment	0		2,188			0
Prepaid expenses and other current assets	280		4,087			3,212
Total current assets	20,522		38,680			95,490
Current liabilities:
Accounts payable	801		3,372			4,154
Accrued expenses and other current liabilities	3,453		8,550			10,746
Total current liabilities	4,254		11,922			36,583
Stockholders’ equity:
Preferred stock	0		0			0
Common stock	1		1			1
Additional paid-in capital	342,916		341,693			318,603
Accumulated other comprehensive income (loss)	(316)		28			(254)
Accumulated deficit	(326,333)		(314,964)			(290,421)
Total stockholders’ equity	16,268	$ 18,705	26,758	$ 30,510	$ 40,498	27,929	$ 50,755
Total liabilities and stockholders’ equity	$ 20,522		$ 38,680			$ 95,490